AXA EQUITABLE LETTERHEAD

February 2, 2007

Filing Desk

United States Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington DC 20549

Re:	AXA Premier VIP Trust (“Trust”)

Registration Statement File Nos. 333-70754 and 811-10509

Dear Sir or Madam:

On behalf of AXA Premier VIP Trust, attached for filing via the EDGAR System pursuant to Section 14(c) under the Securities Exchange Act of 1934 as amended and Regulation 14(c) thereunder, is a preliminary Information Statement regarding the replacement of certain advisers to an allocated portion of the AXA Premier VIP Aggressive Equity Portfolio and an allocated portion of the AXA Premier VIP Large Cap Growth Portfolio.

If you have any questions or comments on the enclosed, please do not hesitate to contact me at (212) 314-5167, or Mark Amorosi, Esq., of Kirkpatrick & Lockhart Preston Gates Ellis, LLP, counsel to the Trust, at 202-778-9351.

Very truly yours,

/s/ Helen Espaillat
Senior Legal Assistant

Enclosure

cc:	Kirkpatrick & Lockhart Preston Gates Ellis, LLP